Debt issued measured at amortized cost (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying amount	$ 2,401	$ 1,099
UBS AG
Debt Issued Held At Amortized Cost [Line Items]
Hedge accounting impact on carrying amount	$ 761	$ 574